Related-Party Agreements and Transactions (Details)			3 Months Ended																12 Months Ended
		Mar. 01, 2015 USD ($) renewal properties	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)	[3]	Jun. 30, 2014 USD ($)		Mar. 31, 2014 USD ($)	[4]	Dec. 31, 2013 USD ($)		Sep. 30, 2013 USD ($)	[4]	Jun. 30, 2013 USD ($)	[4]	Mar. 31, 2013 USD ($)	[4]	Dec. 31, 2016	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Jul. 01, 2014 USD ($) renewal	Dec. 16, 2013 renewal
Receivables from Related Party
Trade receivables – related party			$ 10,515,000								$ 4,196,000									$ 10,515,000		$ 4,196,000
Due to related party			(2,016,000)																	(2,016,000)
Due from related party											2,954,000											2,954,000
Receivables from related party			8,499,000	[1]							7,150,000	[2]								8,499,000	[1]	7,150,000	[2]
Significant Related Party Revenues and Expenses
Operating revenues – related party			34,182,000	[3]	$ 33,666,000		$ 31,843,000	[4]	$ 29,489,000		33,069,000	[4]	$ 32,012,000		$ 29,911,000		$ 29,993,000			129,180,000	[2],[4]	124,985,000	[2],[4]	$ 115,889,000	[2],[4]
Operating expenses	[4]																			24,979,000		22,778,000		22,167,000
General and administrative expenses	[4]																			10,136,000		7,375,000		6,781,000
Related Party Transaction, Net Transfers from Valero
Net transfers from Valero per statements of partners’ capital	[4]																			87,399,000		65,432,000		18,820,000
Less: Noncash transfers from Valero	[4]																					78,000
Less: Noncash transfers to Valero	[4]																			(264,000)				(2,248,000)
Net transfers from Valero per statements of cash flows	[2],[4]																			87,663,000		65,354,000		21,068,000
Future Minimum Rentals to be Received
2015			28,927,000																	28,927,000
2016			28,927,000																	28,927,000
2017			28,927,000																	28,927,000
2018			28,927,000																	28,927,000
2019			28,927,000																	28,927,000
Thereafter			127,607,000																	127,607,000
Total minimum rental payments			272,242,000																	272,242,000
Related Party Transaction (Textual)
Prefunding of capital projects by Valero	[2]																			0		3,500,000		0
Base rent for lease agreement			$ 348,000																	348,000
Contingent lease revenues																				$ 5,500,000		18,300,000		$ 18,400,000
Lease and Access Agreements [Member]
Related Party Transaction (Textual)
Duration of renewal option																				30 years
Majority Shareholder [Member] | Commercial Agreements [Member]
Related Party Transaction (Textual)
Agreement maturity date																				Dec. 16, 2023
Number of renewal options | renewal																											1
Duration of renewal option																				5 years
Majority Shareholder [Member] | Omnibus Agreement [Member]
Related Party Transaction (Textual)
Annual administrative fee							$ 7,900,000																			$ 9,200,000
Agreement term																				5 years
Prefunding of capital projects by Valero																						3,500,000
Majority Shareholder [Member] | Omnibus Agreement [Member] | Subsequent Event [Member]
Related Party Transaction (Textual)
Annual administrative fee		$ 10,400,000
Majority Shareholder [Member] | Services and Secondment Agreement [Member]
Related Party Transaction (Textual)
Agreement maturity date																				Dec. 16, 2023
Duration of renewal option																				1 year
Prior written notice																				30 days
Majority Shareholder [Member] | Ground Lease Agreement [Member]
Related Party Transaction (Textual)
Agreement maturity date																				Nov. 30, 2033
Base rent for lease agreement											$ 35,000											$ 35,000
Majority Shareholder [Member] | Ground Lease Agreement [Member] | Scenario, Forecast [Member]
Related Party Transaction (Textual)
Ground lease agreement, annual rate increase percentage																			101.50%
Majority Shareholder [Member] | Texas Crude Systems Business [Member]
Related Party Transaction (Textual)
Effective date of the acquisition																				Jul. 01, 2014
Majority Shareholder [Member] | Texas Crude Systems Business [Member] | Commercial Agreements [Member]
Related Party Transaction (Textual)
Agreement maturity date																				Jul. 01, 2024
Number of renewal options | renewal																										1
Duration of renewal option																				5 years
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member] | Subsequent Event [Member]
Related Party Transaction (Textual)
Effective date of the acquisition		Mar. 01, 2015
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member] | Commercial Agreements [Member] | Subsequent Event [Member]
Related Party Transaction (Textual)
Agreement maturity date		Mar. 01, 2025
Number of renewal options | renewal		1
Duration of renewal option		5 years
Agreement maturity date, renewal period		Jan. 31, 2030
Majority Shareholder [Member] | Houston and St. Charles Terminal Services Business [Member] | Lease and Access Agreements [Member] | Subsequent Event [Member]
Related Party Transaction (Textual)
Agreement maturity date		Mar. 01, 2025
Number of renewal options | renewal		4
Agreement maturity date, renewal period		Dec. 31, 2044
Number of lease and access agreements with Valero | properties		2
Duration of renewal option, lessor lease and access agreements		5 years
Majority Shareholder [Member] | Houston Terminal Agreement [Member] | Lease and Access Agreements [Member] | Subsequent Event [Member]
Related Party Transaction (Textual)
Base rent for lease agreement		$ 1,700,000
Majority Shareholder [Member] | St. Charles Terminal Agreement [Member] | Lease and Access Agreements [Member] | Subsequent Event [Member]
Related Party Transaction (Textual)
Base rent for lease agreement		$ 4,700,000

[1]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.